DEBT AND CREDIT SOURCES - Significant Inputs in the Valuation Models (Details) - Convertible debt	Dec. 31, 2024	Sep. 12, 2024	Jun. 20, 2024
Exchange Notes | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.08		3.57
Exchange Notes | Expected average volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.0000		1.0569
Exchange Notes | Credit spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.2870		0.6091
Exchange Notes | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0		0
Exchange Notes | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0405		0.0432
Exchange warrants | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		3.38	3.57
Exchange warrants | Expected average volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		1.2400	0.9917
Exchange warrants | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0	0
Exchange warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0343	0.0419
Existing 1L Notes | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.71		5.16
Existing 1L Notes | Expected average volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.0000		1.1396
Existing 1L Notes | Credit spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.2870		0.6091
Existing 1L Notes | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0		0
Existing 1L Notes | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0404		0.0427
New 1L Notes | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.47		5.00
New 1L Notes | Expected average volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.0000		1.1396
New 1L Notes | Credit spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.2870		0.6091
New 1L Notes | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0		0
New 1L Notes | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0404		0.0427